Employee benefits (Policies)	12 Months Ended
Dec. 31, 2023
Classes of employee benefits expense [abstract]
Employee benefits	Accounting policy
20.1.1.    Short-term obligations
Liabilities in connection with short-term employee benefits are measured on a non-discounted basis and are expensed as the related service is provided.
The liability is recognized for the expected amount to be paid under the plans of cash bonus or short-term profit sharing if the Group has a legal or constructive obligation of paying this amount due to past service provided by employees and the obligation may be reliably estimated.
20.1.2.    Share-based payment
The Group has equity settled share-based payment instruments, under which management grants shares to employees and non-employees depending on the strategy described above.
The cost of equity-settled transactions with employees is measured using their fair value at the date they are granted. The cost is expensed together with a corresponding increase in equity over the service period when the performance conditions are fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date up to the vesting date reflects the extent to which the vesting period has elapsed and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the statement of profit or loss for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.
Service and non-market performance conditions are not taken into account when determining the grant date fair value of the instruments, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an instrument, but without an associated service requirement, are considered to be non-vesting conditions.
The dilutive effect of outstanding share-based instruments is reflected as additional share dilution in the computation of diluted earnings per share (Note 16).
20.1.3.    Profit-sharing and bonus plans
The Group recognizes a liability and an expense for bonuses and profit-sharing. Bonus and profit-sharing payable in cash for each individual is determined based on the following factors: adjusted net income, corporate goals, department goals and individual performance assessment. The Group recognizes a provision where contractually obliged or where there is a past practice that has created a constructive obligation.